Goodwill - Details of and movement in goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill at beginning of the year	€ 5,507,063	€ 5,209,230
Business Combination	269,101	198,208
Disposals	(12,902)
Translation differences	(430,991)	99,625
Goodwill at end of the year	5,332,271	5,507,063
Grifols UK Ltd. (UK)
Goodwill
Goodwill at beginning of the year	8,107	7,682
Translation differences	(433)	425
Goodwill at end of the year	7,674	8,107
Grifols Italia S.p.A. (Italy)
Goodwill
Goodwill at beginning of the year	6,118	6,118
Goodwill at end of the year	6,118	6,118
Biomat USA, Inc. (USA)
Goodwill
Goodwill at beginning of the year	255,896	255,114
Business Combination		(4,278)
Translation differences	(21,105)	5,060
Goodwill at end of the year	234,791	255,896
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)
Goodwill
Goodwill at beginning of the year	9,472	9,271
Translation differences	66	201
Goodwill at end of the year	9,538	9,472
Grifols Therapeutics, Inc. (USA)
Goodwill
Goodwill at beginning of the year	1,979,678	1,940,776
Translation differences	(163,274)	38,902
Goodwill at end of the year	1,816,404	1,979,678
Araclon Biotech, S.L. (Spain)
Goodwill
Goodwill at beginning of the year	6,000	6,000
Goodwill at end of the year	6,000	6,000
Progenika Biopharma, S.A. (Spain)
Goodwill
Goodwill at beginning of the year	40,516	40,516
Goodwill at end of the year	40,516	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)
Goodwill
Goodwill at beginning of the year	2,600,950	2,550,256
Disposals	(12,902)
Translation differences	(211,070)	50,694
Goodwill at end of the year	2,376,978	2,600,950
Kiro Grifols S.L. (Spain)
Goodwill
Goodwill at beginning of the year	24,376	24,376
Goodwill at end of the year	24,376	24,376
Goetech, LLC (USA)
Goodwill
Goodwill at beginning of the year	60,126	58,945
Translation differences	(4,959)	1,181
Goodwill at end of the year	55,167	60,126
Haema AG (Germany)
Goodwill
Goodwill at beginning of the year	190,014	171,134
Business Combination		18,880
Goodwill at end of the year	190,014	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)
Goodwill
Goodwill at beginning of the year	152,948	139,042
Business Combination		10,943
Translation differences	(12,614)	2,963
Goodwill at end of the year	140,334	152,948
Interstate Blood Bank, Inc. (USA)
Goodwill
Goodwill at beginning of the year	172,862
Business Combination		172,663
Translation differences	(14,383)	199
Goodwill at end of the year	158,479	€ 172,862
Plasmavita Healthcare GmbH (Germany)
Goodwill
Business Combination	9,987
Goodwill at end of the year	9,987
Alkahest, Inc. (USA)
Goodwill
Business Combination	74,372
Translation differences	(2,462)
Goodwill at end of the year	71,910
Green Cross Biotherapeutics, Inc. (Canada)
Goodwill
Business Combination	133,443
Translation differences	1,126
Goodwill at end of the year	134,569
Green Cross America Inc. (USA)
Goodwill
Business Combination	51,299
Translation differences	(1,883)
Goodwill at end of the year	€ 49,416